Equity Method Investments (Summarized Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Janssen AI [Member]
Current assets	$ 12.9	$ 14.3
Non-current assets	688.6	688.7
Current liabilities	60.2	34.5
Non-current liabilities	8.9	9.0
Alkermes Plc [Member]
Current assets	355.7
Non-current assets	1,148.4
Current liabilities	0.9
Non-current liabilities	$ 504.1